Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link
and go to the Glossary tab in the Monthly Investor Report section:	http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds

Series (1)	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date (2)	Interest Basis	Rate Type
CB7	CHF500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB11	€2,000,000,000	1.3650000 C$/€	$2,730,000,000	2020/08/04	1.625%	Fixed
CB21	€1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB26	USD$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	2020/10/14	2.100%	Fixed
CB27	€410,500,000	1.4524599 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	USD$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE LIBOR +0.400%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ LIBOR +0.230%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ LIBOR +0.270%	Floating
CB37	€1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	USD$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
CB42	€1,250,000,000	1.5040000 C$/€	$1,880,000,000	2026/06/19	0.050%	Fixed
CB43	$1,250,000,000	N/A	$1,250,000,000	2022/06/27	3 month BA +0.140%	Floating
CB44	USD$1,500,000,000	1.3244000 C$/US$	$1,986,600,000	2022/09/23	1.900%	Fixed
CB45	£1,000,000,000	1.6354000 C$/£	$1,635,400,000	2024/10/03	SONIA +0.580%	Floating
CB46	€150,000,000	1.4687000 C$/€	$220,305,000	2039/12/30	0.652%	Fixed
CB47	€1,500,000,000	1.4505000 C$/€	$2,175,750,000	2027/01/21	0.010%	Fixed
CB48	€120,000,000	1.4529000 C$/€	$174,348,000	2040/01/24	0.667%	Fixed
CB49	£1,250,000,000	1.7234000 C$/£	$2,154,250,000	2025/01/30	SONIA +0.470%	Floating
CB50	€1,000,000,000	1.5600000 C$/€	$1,560,000,000	2025/03/25	0.125%	Fixed
CB51	$2,500,000,000	N/A	$2,500,000,000	2021/04/24	3 month BA +0.100%	Floating
CB53	$5,000,000,000	N/A	$5,000,000,000	2021/09/27	3 month BA +0.200%	Floating
CB54	$5,000,000,000	N/A	$5,000,000,000	2022/09/27	3 month BA +0.450%	Floating
CB55	$5,000,000,000	N/A	$5,000,000,000	2023/03/27	3 month BA +0.500%	Floating
CB56	$5,000,000,000	N/A	$5,000,000,000	2023/09/27	3 month BA +0.600%	Floating
Total			$63,030,797,950
OFSI Covered Bond Ratio:			4.60% (3)
OFSI Covered Bond Ratio Limit: (4)			10.00%
Weighted average maturity of Outstanding Covered Bonds (months)				36.45
Weighted average remaining term of Loans in Cover Pool (months)				30.47

Series Ratings	Moody's	DBRS	Fitch
CB7	Aaa	AAA	AAA
CB11	Aaa	AAA	AAA
CB21	Aaa	AAA	AAA
CB22	Aa3	AAA	AAA
CB25	Aaa	AAA	AAA
CB26	Aaa	AAA	AAA
CB27	Aaa	AAA	AAA
CB28	Aaa	AAA	AAA
CB30	Aaa	AAA	AAA
CB31	Aaa	AAA	AAA
CB33	Aaa	AAA	AAA
CB34	Aaa	AAA	AAA
CB35	Aaa	AAA	AAA
CB36	Aaa	AAA	AAA
CB37	Aaa	AAA	AAA
CB38	Aaa	AAA	AAA
CB39	Aaa	AAA	AAA
CB40	Aaa	AAA	AAA

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 1 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020

CB41	Aaa	AAA	AAA
CB42	Aaa	AAA	AAA
CB43	Aaa	AAA	AAA
CB44	Aaa	AAA	AAA
CB45	Aaa	AAA	AAA
CB46	Aaa	AAA	AAA
CB47	Aaa	AAA	AAA
CB48	Aaa	AAA	AAA
CB49	Aaa	AAA	AAA
CB50	Aaa	AAA	AAA
CB51	Aaa	AAA	AAA
CB53	Aaa	AAA	AAA
CB54	Aaa	AAA	AAA
CB55	Aaa	AAA	AAA
CB56	Aaa	AAA	AAA

(1) Series CB52 CHF 200,000,000 0.155 per cent. Covered Bonds due April 6, 2007 (C$ equivalent of 291,140,000) closed on April 6, 2020 and AUD 2,250,000,000 Floating Rate Series CB57 Covered Bonds due April 24, 2023 (C$ equivalent of 2,004,682,500) were priced on April 15, 2020 and are expected to close on April 24, 2020 (in each case after the Calculation Date) and accordingly have not been included in the Asset Coverage Test or other statistical information in this report.
(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.
(3) Per OSFI's letter dated May 23, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets as of January 31, 2020.
(4) Per OSFI's letter dated March 27, 2020, OSFI has provided temporary relief to allow Canadian federal deposit taking institutions to pledge covered bonds as collateral to the Bank of Canada by providing that assets pledged for covered bonds relative to total on-balance sheet assets not exceed 10.00% including instruments issued to the market and those pledged to Bank of Canada; provided that the maximum amount of pool assets relating to market instruments remains limited to 5.50%.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 2 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent (1)	The Bank of New York Mellon
(1)The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB32, Series CB51, and Series CB53 to CB56 is Royal Bank of Canada. The Paying Agent in respect of Series CB52 is UBS AG.

Royal Bank of Canada's Ratings
	Moody's	DBRS	Fitch (7)
Senior Debt(1) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA (high)	AA+/AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 H	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA+
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA+(dcr)
Rating Outlook	Stable	Stable	Negative
Applicable Ratings of Standby Account Bank & Standby GDA Provider
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA/AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA-
Description of Ratings Triggers(3)(4)
A. Party Replacement
If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.
Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(6)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(6)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset	Baa3 (cr)	n/a	BBB (long)(6)
Coverage/Amortization test on each Calculation Date
(b) Amounts received by the Cash Manager are required to be deposited directly into	P-1 (dr)	BBB (low)	F1 & A-(5)
the Transaction Account
(c) Amounts received by the Servicer are to be deposited directly to the GIC	P-1 (dr)	BBB (low)	F1 & A-(5)
Account and not provided to the Cash Manager
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer	P-1 (dr)	BBB (low)	F1 & A-(5)
them to the Cash Manager or GIC Account, as applicable, within 2 business days
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(5)
iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the
extent not already occurring) except as otherwise provided in the Covered Bond	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)
Swap Agreement
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bonds < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA by DBRS and AA by Fitch.
(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA(low) by DBRS and AA- by Fitch.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 3 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.
(7) On April 3, 2020, Fitch revised the Royal Bank of Canada's rating outlook to negative from stable and upgraded its rating on Royal Bank of Canada's senior debt issued prior to September 23, 2018 and senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime to AA+.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 4 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds		$63,030,797,950

A = lower of (i) LTV Adjusted True Balance, and		$77,620,124,231		A (i)	$83,455,627,606
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	$77,620,124,231
B = Principal Receipts		-		Asset Percentage:	93.00%
C = Cash Capital Contributions		-		Maximum Asset Percentage:	93.00%
D = Substitute Assets		-
E = Reserve Fund balance		-
F = Negative Carry Factor calculation		$983,808,342
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)		$76,636,315,889

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and		$67,869,656,365		A(a)	$83,435,624.316*
(b) Cover Pool Collateral required to meet the Asset Coverage Test				A(b)	$67,869,656,365
B (C$ Equivalent of Outstanding Covered Bonds)		$63,030,797,950
Level of Overcollateralization (A/B)		107.68%
Regulatory OC Minimum		103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds		$65,439,293,826

A = LTV Adjusted Present Value		$82,875,549,718		Weighted Average Effective Yield of Performing Eligible Loans:	3.05%
B = Principal Receipts		-
C = Cash Capital Contributions		-
D = Trading Value of Substitute Assets		-
E = Reserve Fund Balance		-
F = Trading Value of Swap Collateral		-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)		$82,875,549,718

Intercompany Loan Balance

Guarantee Loan		$68,079,750,069
Demand Loan		$15,406,608,965
Total		$83,486,359,034

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
March 31, 2020	$627,221	0.01%

Cover Pool Flow of Funds

		31-Mar-2020		28-Feb-2020
Cash Inflows
Principal Receipts		$932,195,562	(1)	$898,575,384
Proceeds for sale of Loans		-		-
Draw on Intercompany Loan		$34,718,389,703		-
Revenue Receipts		$115,212,064		$116,737,475
Swap receipts		$141,084,206	(2)	$121,126,841	(3)
Swap Breakage Fee		$377,815,502		-
Cash Outflows
Swap payment		($115,212,064)	(2)	($116,737,475)	(3)
Intercompany Loan interest		($140,802,038)	(2)	($120,884,587)	(3)
Intercompany Loan principal		($962,481,091)	(1)(2)	($898,575,384)	(3)
Purchase of Loans		($35,065,919,676)		-
Net inflows/(outflows)		$282,168		$242,254

(1) Includes Capitalized Interest on Loans. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest are included on a net basis in the Intercompany Loan principal.
(2) Cash settlement to occur on April 17, 2020
(3) Cash settlement occured on March 17, 2020

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 5 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Cover Pool Summary Statistics

Previous Month Ending Balance	$49,746,182,298
Current Month Ending Balance	$83,496,312,198
Number of Mortgages in Pool	421,629
Average Mortgage Size	$198,033
Ten Largest Mortgages as a % of Current Month Ending Balance	0.03%
Number of Properties	353,625
Number of Borrowers	336,615
	Original(1)	Indexed (2)
Weighted Average LTV - Authorized	67.94%	60.94%
Weighted Average LTV - Drawn	59.04%	53.87%
Weighted Average LTV - Original Authorized	70.06%
Weighted Average Mortgage Rate	2.75%
Weighted Average Seasoning (Months)	21.81
Weighted Average Original Term (Months)	52.78
Weighted Average Remaining Term (Months)	30.47

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	420,880	99.82	$83,365,661,708	99.84
30 to 59 days past due	274	0.06	$49,599,716	0.06
60 to 89 days past due	118	0.03	$20,362,893	0.02
90 or more days past due	357	0.08	$60,687,881	0.07
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	47,726	11.32	$9,025,748,528	10.81
British Columbia	81,214	19.26	$20,036,884,169	24.00
Manitoba	15,996	3.79	$2,068,750,181	2.48
New Brunswick	8,304	1.97	$776,303,530	0.93
Newfoundland and Labrador	5,376	1.28	$726,011,699	0.87
Northwest Territories	20	0.00	$1,992,834	0.00
Nova Scotia	11,949	2.83	$1,332,184,511	1.60
Nunavut	1	0.00	$38,544	0.00
Ontario	178,248	42.28	$39,821,701,812	47.69
Prince Edward Island	1,470	0.35	$163,335,193	0.20
Quebec	58,628	13.91	$7,801,594,357	9.34
Saskatchewan	12,601	2.99	$1,727,204,437	2.07
Yukon	96	0.02	$14,562,403	0.02
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,615	0.38	$324,030,232	0.39
499 and below	417	0.10	$70,005,870	0.08
500 - 539	792	0.19	$135,920,311	0.16
540 - 559	707	0.17	$123,282,893	0.15
560 - 579	932	0.22	$180,987,180	0.22
580 - 599	1,368	0.32	$265,511,396	0.32
600 - 619	2,042	0.48	$425,392,914	0.51
620 - 639	4,085	0.97	$896,369,043	1.07
640 - 659	6,516	1.55	$1,444,753,909	1.73
660 - 679	10,286	2.44	$2,272,555,413	2.72
680 - 699	14,621	3.47	$3,189,297,045	3.82
700 - 719	19,193	4.55	$4,117,668,620	4.93
720 - 739	22,546	5.35	$4,846,520,856	5.80
740 - 759	25,417	6.03	$5,528,139,965	6.62
760 - 779	29,121	6.91	$6,329,864,629	7.58
780 - 799	35,150	8.34	$7,633,318,678	9.14
800 and above	246,821	58.54	$45,712,693,245	54.75
Total	421,629	100.00	$83,496,312,198	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 6 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	346,271	82.13	$67,137,563,536	80.41
Variable	75,358	17.87	$16,358,748,662	19.59
Total	421,629	100.00	$83,496,312,198	100.00

Mortgage Asset Type Distribution

Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	90,657	21.50	$23,273,678,987	27.87
Mortgage Segment of All-in-One Product	330,972	78.50	$60,222,633,211	72.13
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	382,123	90.63	$75,460,595,145	90.38
Non-Owner Occupied	39,506	9.37	$8,035,717,053	9.62
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	57,104	13.54	$12,952,959,248	15.51
2.0000% - 2.4999%	40,727	9.66	$8,730,766,311	10.46
2.5000% - 2.9999%	177,233	42.04	$35,098,859,746	42.04
3.0000% - 3.4999%	107,622	25.53	$20,514,886,278	24.57
3.5000% - 3.9999%	33,519	7.95	$5,526,809,849	6.62
4.0000% - 4.4999%	2,816	0.67	$366,186,078	0.44
4.5000% - 4.9999%	229	0.05	$27,258,883	0.03
5.0000% - 5.4999%	112	0.03	$10,294,905	0.01
5.5000% - 5.9999%	15	0.00	$920,726	0.00
6.0000% - 6.4999%	1	0.00	$88,905	0.00
6.5000% - 6.9999%	0	0.00	$0	0.00
7.0000% and above	2,251	0.53	$267,281,269	0.32
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	86,930	20.62	$14,067,726,710	16.85
12.00 - 23.99	77,934	18.48	$14,373,018,772	17.21
24.00 - 35.99	94,125	22.32	$19,734,606,740	23.64
36.00 - 47.99	96,325	22.85	$21,095,973,971	25.27
48.00 - 59.99	61,271	14.53	$13,384,336,026	16.03
60.00 - 71.99	4,312	1.02	$731,055,351	0.88
72.00 - 83.99	492	0.12	$60,065,382	0.07
84.00 - 119.99	236	0.06	$48,611,595	0.06
120.00 and above	4	0.00	$917,651	0.00
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	124,959	29.64	$26,090,793,682	31.25
12.00 - 23.99	103,838	24.63	$21,727,354,901	26.02
24.00 - 35.99	103,911	24.65	$21,490,877,880	25.74
36.00 - 59.99	86,081	20.42	$13,853,888,098	16.59
60.00 and above	2,840	0.67	$333,397,636	0.40
Total	421,629	100.00	$83,496,312,198	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 7 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	143,584	34.05	$7,598,805,595	9.10
100,000 - 149,999	67,059	15.90	$8,365,217,238	10.02
150,000 - 199,999	55,919	13.26	$9,747,107,374	11.67
200,000 - 249,999	42,422	10.06	$9,506,823,322	11.39
250,000 - 299,999	31,516	7.47	$8,637,013,101	10.34
300,000 - 349,999	21,441	5.09	$6,943,674,993	8.32
350,000 - 399,999	15,310	3.63	$5,724,389,230	6.86
400,000 - 449,999	10,796	2.56	$4,576,936,460	5.48
450,000 - 499,999	8,269	1.96	$3,921,802,635	4.70
500,000 - 549,999	5,836	1.38	$3,059,569,323	3.66
550,000 - 599,999	4,396	1.04	$2,524,427,986	3.02
600,000 - 649,999	3,112	0.74	$1,942,540,502	2.33
650,000 - 699,999	2,330	0.55	$1,569,779,501	1.88
700,000 - 749,999	1,880	0.45	$1,361,241,451	1.63
750,000 - 799,999	1,440	0.34	$1,115,699,687	1.34
800,000 - 849,999	1,143	0.27	$942,925,963	1.13
850,000 - 899,999	894	0.21	$782,581,113	0.94
900,000 - 949,999	826	0.20	$764,490,109	0.92
950,000 - 999,999	653	0.15	$635,894,952	0.76
1,000,000 and above	2,803	0.66	$3,775,391,660	4.52
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	51,064	12.11	$9,127,848,035	10.93
Detached	311,680	73.92	$62,856,633,123	75.28
Duplex	5,225	1.24	$715,733,236	0.86
Fourplex	1,204	0.29	$203,038,699	0.24
Other	585	0.14	$79,800,614	0.10
Row (Townhouse)	28,308	6.71	$5,810,373,564	6.96
Semi-detached	22,273	5.28	$4,499,670,023	5.39
Triplex	1,290	0.31	$203,214,904	0.24
Total	421,629	100.00	$83,496,312,198	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,424	4.08	$1,042,221,583	1.25
20.01 - 25.00	7,562	2.14	$1,012,894,761	1.21
25.01 - 30.00	11,441	3.24	$1,871,761,032	2.24
30.01 - 35.00	18,159	5.14	$3,275,067,582	3.92
35.01 - 40.00	25,913	7.33	$5,167,298,065	6.19
40.01 - 45.00	30,777	8.70	$6,584,579,119	7.89
45.01 - 50.00	37,510	10.61	$8,032,430,255	9.62
50.01 - 55.00	35,960	10.17	$8,306,345,781	9.95
55.01 - 60.00	32,712	9.25	$8,793,465,951	10.53
60.01 - 65.00	34,537	9.77	$10,090,070,485	12.08
65.01 - 70.00	32,835	9.29	$9,607,911,476	11.51
70.01 - 75.00	32,348	9.15	$9,524,773,603	11.41
75.01 - 80.00	30,139	8.52	$7,551,951,181	9.04
> 80.00	9,308	2.63	$2,635,541,323	3.16
Total	353,625	100.00	$83,496,312,198	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	49,965	14.13	$4,198,057,498	5.03
20.01 - 25.00	19,621	5.55	$3,037,286,058	3.64
25.01 - 30.00	22,777	6.44	$4,261,007,386	5.10
30.01 - 35.00	25,759	7.28	$5,472,330,403	6.55
35.01 - 40.00	28,887	8.17	$6,729,799,799	8.06
40.01 - 45.00	31,018	8.77	$7,581,140,213	9.08
45.01 - 50.00	30,159	8.53	$7,765,187,770	9.30
50.01 - 55.00	28,827	8.15	$8,063,543,732	9.66
55.01 - 60.00	27,941	7.90	$8,532,938,824	10.22
60.01 - 65.00	30,244	8.55	$9,536,465,108	11.42
65.01 - 70.00	26,656	7.54	$8,410,310,417	10.07
70.01 - 75.00	22,558	6.38	$7,205,766,164	8.63
75.01 - 80.00	7,639	2.16	$2,238,808,126	2.68
> 80.00	1,574	0.45	$463,670,700	0.56
Total	353,625	100.00	$83,496,312,198	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 8 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Provincial Distribution by Indexed LTV- Drawn and Aging Summary

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	$248,938,173	$207,986	$43,378	$216,212	$249,405,749
	20.01 - 25.00	$190,738,772	$0	$0	$148,946	$190,887,718
	25.01 - 30.00	$255,611,148	$106,044	$0	$276,538	$255,993,730
	30.01 - 35.00	$357,007,435	$345,289	$473,935	$377,846	$358,204,505
	35.01 - 40.00	$451,125,351	$165,874	$384,229	$468,230	$452,143,685
	40.01 - 45.00	$565,997,546	$240,925	$377,471	$2,517,043	$569,132,985
	45.01 - 50.00	$671,980,245	$1,135,731	$712,507	$5,339,391	$679,167,874
	50.01 - 55.00	$725,022,814	$232,059	$178,691	$1,199,848	$726,633,412
	55.01 - 60.00	$804,556,911	$334,866	$280,417	$2,521,569	$807,693,763
	60.01 - 65.00	$930,336,826	$107,809	$0	$1,860,246	$932,304,881
	65.01 - 70.00	$1,122,611,953	$1,880,951	$691,663	$2,886,739	$1,128,071,307
	70.01 - 75.00	$1,294,637,952	$636,086	$1,000,713	$3,137,135	$1,299,411,885
	75.01 - 80.00	$1,037,390,689	$1,230,301	$1,656,909	$1,681,541	$1,041,959,441
	> 80.00	$333,208,282	$0	$0	$1,529,312	$334,737,593
Total Alberta		$8,989,164,098	$6,623,921	$5,799,915	$24,160,595	$9,025,748,528

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	$1,356,585,214	$971,889	$44,358	$458,350	$1,358,059,810
	20.01 - 25.00	$936,632,155	$589,896	$0	$91,927	$937,313,977
	25.01 - 30.00	$1,316,986,196	$112,540	$613,132	$1,144,690	$1,318,856,559
	30.01 - 35.00	$1,646,405,385	$3,912,758	$770,228	$1,233,213	$1,652,321,584
	35.01 - 40.00	$1,973,230,139	$1,700,034	$166,666	$1,166,359	$1,976,263,197
	40.01 - 45.00	$1,965,210,955	$478,938	$849,705	$1,201,203	$1,967,740,800
	45.01 - 50.00	$1,784,152,638	$1,005,304	$285,186	$151,544	$1,785,594,671
	50.01 - 55.00	$1,760,089,830	$459,526	$252,169	$176,269	$1,760,977,794
	55.01 - 60.00	$1,656,757,121	$354,822	$0	$1,308,739	$1,658,420,682
	60.01 - 65.00	$1,982,445,835	$711,703	$0	$0	$1,983,157,538
	65.01 - 70.00	$1,805,981,018	$0	$0	$837,494	$1,806,818,512
	70.01 - 75.00	$1,358,976,643	$0	$0	$267,086	$1,359,243,729
	75.01 - 80.00	$429,175,695	$0	$0	$0	$429,175,695
	> 80.00	$42,939,621	$0	$0	$0	$42,939,621
Total British Columbia		$20,015,568,443	$10,297,409	$2,981,444	$8,036,874	$20,036,884,169

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	$58,896,996	$0	$0	$11,789	$58,908,784
	20.01 - 25.00	$40,352,472	$0	$0	$48,832	$40,401,304
	25.01 - 30.00	$60,949,935	$0	$59,973	$0	$61,009,907
	30.01 - 35.00	$77,133,312	$63,392	$0	$42,900	$77,239,603
	35.01 - 40.00	$109,220,261	$0	$248,379	$230,646	$109,699,286
	40.01 - 45.00	$140,082,356	$351,501	$50,035	$100,773	$140,584,665
	45.01 - 50.00	$169,728,108	$82,622	$94,604	$177,175	$170,082,508
	50.01 - 55.00	$193,730,848	$545,607	$209,362	$0	$194,485,817
	55.01 - 60.00	$209,818,645	$279,152	$656,497	$308,038	$211,062,333
	60.01 - 65.00	$253,519,360	$0	$198,663	$330,942	$254,048,966
	65.01 - 70.00	$295,242,379	$0	$0	$392,255	$295,634,634
	70.01 - 75.00	$359,111,048	$259,751	$0	$472,411	$359,843,210
	75.01 - 80.00	$90,539,155	$0	$0	$242,737	$90,781,891
	> 80.00	$4,967,271	$0	$0	$0	$4,967,271
Total Manitoba		$2,063,292,146	$1,582,025	$1,517,513	$2,358,497	$2,068,750,181

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 9 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	$28,447,765	$37,966	$6,597	$0	$28,492,328
	20.01 - 25.00	$22,102,851	$0	$0	$27,022	$22,129,874
	25.01 - 30.00	$29,017,754	$0	$37,850	$0	$29,055,604
	30.01 - 35.00	$44,848,095	$0	$0	$108,043	$44,956,139
	35.01 - 40.00	$64,072,176	$73,031	$0	$0	$64,145,206
	40.01 - 45.00	$78,869,079	$0	$0	$256,777	$79,125,856
	45.01 - 50.00	$78,321,707	$56,562	$72,187	$455,225	$78,905,681
	50.01 - 55.00	$74,181,197	$242,302	$69,426	$60,210	$74,553,135
	55.01 - 60.00	$69,391,960	$0	$0	$189,855	$69,581,815
	60.01 - 65.00	$71,456,014	$0	$0	$224,810	$71,680,824
	65.01 - 70.00	$96,897,572	$0	$0	$188,749	$97,086,321
	70.01 - 75.00	$92,882,912	$0	$0	$0	$92,882,912
	75.01 - 80.00	$16,420,222	$0	$0	$0	$16,420,222
	> 80.00	$7,287,613	$0	$0	$0	$7,287,613
Total New Brunswick		$774,196,917	$409,860	$186,060	$1,510,692	$776,303,530

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	$22,268,822	$179,317	$0	$39,760	$22,487,898
	20.01 - 25.00	$18,839,614	$155,442	$0	$0	$18,995,056
	25.01 - 30.00	$27,323,393	$0	$0	$0	$27,323,393
	30.01 - 35.00	$40,482,767	$0	$0	$0	$40,482,767
	35.01 - 40.00	$54,042,387	$0	$0	$0	$54,042,387
	40.01 - 45.00	$75,851,092	$34,077	$0	$95,415	$75,980,584
	45.01 - 50.00	$94,848,187	$0	$0	$0	$94,848,187
	50.01 - 55.00	$83,275,232	$73,967	$0	$590,606	$83,939,805
	55.01 - 60.00	$61,621,073	$0	$0	$477,958	$62,099,031
	60.01 - 65.00	$77,953,594	$187,003	$0	$0	$78,140,597
	65.01 - 70.00	$76,191,950	$97,558	$0	$0	$76,289,508
	70.01 - 75.00	$74,046,486	$0	$0	$0	$74,046,486
	75.01 - 80.00	$14,246,093	$0	$0	$166,965	$14,413,058
	> 80.00	$2,922,940	$0	$0	$0	$2,922,940
Total Newfoundland and Labrador		$723,913,632	$727,364	$0	$1,370,704	$726,011,699

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	$520,333	$0	$0	$0	$520,333
	20.01 - 25.00	$127,106	$0	$0	$0	$127,106
	25.01 - 30.00	$192,047	$0	$0	$0	$192,047
	30.01 - 35.00	$437,303	$0	$0	$0	$437,303
	35.01 - 40.00	$363,491	$0	$0	$0	$363,491
	40.01 - 45.00	$79,731	$0	$0	$0	$79,731
	45.01 - 50.00	$92,605	$0	$0	$0	$92,605
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$180,218	$0	$0	$0	$180,218
Total Northwest Territories		$1,992,834	$0	$0	$0	$1,992,834

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 10 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	$50,357,254	$47,803	$0	$295	$50,405,352
	20.01 - 25.00	$32,627,927	$66,941	$0	$0	$32,694,868
	25.01 - 30.00	$45,638,609	$89,883	$64,304	$86,614	$45,879,410
	30.01 - 35.00	$60,600,919	$0	$0	$90,602	$60,691,521
	35.01 - 40.00	$81,939,498	$182,596	$16,768	$429,045	$82,567,907
	40.01 - 45.00	$113,515,446	$27,913	$0	$473,924	$114,017,283
	45.01 - 50.00	$130,107,523	$255,394	$786,025	$179,818	$131,328,760
	50.01 - 55.00	$130,673,432	$321,102	$0	$165,560	$131,160,094
	55.01 - 60.00	$151,100,734	$20,486	$0	$209,256	$151,330,477
	60.01 - 65.00	$179,348,134	$156,353	$0	$0	$179,504,487
	65.01 - 70.00	$204,636,856	$0	$0	$252,108	$204,888,964
	70.01 - 75.00	$124,718,760	$0	$132,097	$0	$124,850,857
	75.01 - 80.00	$17,924,190	$0	$0	$0	$17,924,190
	> 80.00	$4,940,341	$0	$0	$0	$4,940,341
Total Nova Scotia		$1,328,129,623	$1,168,471	$999,194	$1,887,222	$1,332,184,511

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$38,544	$0	$0	$0	$38,544
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$38,544	$0	$0	$0	$38,544

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	$2,060,092,037	$931,054	$605,003	$447,009	$2,062,075,103
	20.01 - 25.00	$1,524,856,111	$257,673	$544,541	$170,234	$1,525,828,559
	25.01 - 30.00	$2,147,057,789	$2,067,952	$146,237	$278,196	$2,149,550,173
	30.01 - 35.00	$2,748,480,525	$1,757,677	$289,822	$357,563	$2,750,885,587
	35.01 - 40.00	$3,331,412,296	$1,377,935	$388,453	$874,816	$3,334,053,500
	40.01 - 45.00	$3,765,020,689	$4,618,889	$536,539	$1,419,546	$3,771,595,663
	45.01 - 50.00	$3,788,052,248	$2,479,723	$445,236	$790,478	$3,791,767,686
	50.01 - 55.00	$3,867,885,523	$1,310,987	$238,599	$1,836,938	$3,871,272,047
	55.01 - 60.00	$4,360,319,853	$2,260,650	$0	$888,823	$4,363,469,326
	60.01 - 65.00	$4,632,527,755	$1,384,265	$669,446	$2,056,297	$4,636,637,762
	65.01 - 70.00	$3,751,998,284	$310,944	$566,244	$0	$3,752,875,472
	70.01 - 75.00	$3,286,177,498	$3,275,141	$1,228,602	$402,567	$3,291,083,808
	75.01 - 80.00	$479,620,016	$604,309	$382,196	$0	$480,606,522
	> 80.00	$40,000,603	$0	$0	$0	$40,000,603
Total Ontario		$39,783,501,226	$22,637,200	$6,040,920	$9,522,466	$39,821,701,812

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 11 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	$5,581,570	$0	$0	$0	$5,581,570
	20.01 - 25.00	$4,123,223	$0	$0	$0	$4,123,223
	25.01 - 30.00	$6,757,710	$0	$0	$0	$6,757,710
	30.01 - 35.00	$7,985,895	$0	$0	$0	$7,985,895
	35.01 - 40.00	$10,897,600	$0	$0	$0	$10,897,600
	40.01 - 45.00	$15,049,526	$87,433	$0	$0	$15,136,959
	45.01 - 50.00	$17,129,289	$0	$0	$0	$17,129,289
	50.01 - 55.00	$18,181,844	$0	$0	$0	$18,181,844
	55.01 - 60.00	$19,671,553	$204,096	$0	$0	$19,875,649
	60.01 - 65.00	$19,655,577	$0	$0	$0	$19,655,577
	65.01 - 70.00	$17,927,555	$0	$0	$0	$17,927,555
	70.01 - 75.00	$14,680,932	$0	$0	$0	$14,680,932
	75.01 - 80.00	$3,589,821	$0	$0	$0	$3,589,821
	> 80.00	$1,811,569	$0	$0	$0	$1,811,569
Total Prince Edward Island		$163,043,664	$291,529	$0	$0	$163,335,193

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	$289,748,474	$21,822	$0	$23,715	$289,794,012
	20.01 - 25.00	$210,150,220	$0	$0	$136,731	$210,286,951
	25.01 - 30.00	$284,039,776	$309,308	$162,282	$0	$284,511,367
	30.01 - 35.00	$365,362,565	$135,117	$0	$157,695	$365,655,377
	35.01 - 40.00	$479,751,693	$10,110	$82,601	$75,395	$479,919,799
	40.01 - 45.00	$624,346,948	$337,290	$0	$729,524	$625,413,763
	45.01 - 50.00	$781,040,935	$570,771	$210,376	$855,797	$782,677,880
	50.01 - 55.00	$991,576,571	$328,832	$0	$1,237,465	$993,142,869
	55.01 - 60.00	$1,036,359,376	$613,745	$210,651	$1,212,651	$1,038,396,424
	60.01 - 65.00	$1,236,073,800	$537,458	$801,783	$363,830	$1,237,776,871
	65.01 - 70.00	$901,237,877	$274,812	$0	$0	$901,512,689
	70.01 - 75.00	$457,115,936	$351,188	$0	$265,184	$457,732,307
	75.01 - 80.00	$117,207,440	$148,150	$183,139	$321,980	$117,860,710
	> 80.00	$16,770,260	$0	$0	$143,080	$16,913,340
Total Quebec		$7,790,781,873	$3,638,603	$1,650,833	$5,523,048	$7,801,594,357

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	$72,367,732	$119,287	$0	$19,607	$72,506,626
	20.01 - 25.00	$53,347,575	$133,508	$0	$177,647	$53,658,730
	25.01 - 30.00	$80,150,614	$478,483	$0	$0	$80,629,097
	30.01 - 35.00	$111,874,013	$172,085	$82,825	$324,248	$112,453,171
	35.01 - 40.00	$161,349,259	$0	$257,830	$153,602	$161,760,691
	40.01 - 45.00	$218,420,073	$87,753	$214,186	$1,276,004	$219,998,016
	45.01 - 50.00	$229,221,603	$666,784	$186,620	$1,990,473	$232,065,480
	50.01 - 55.00	$206,265,315	$23,060	$395,268	$908,422	$207,592,065
	55.01 - 60.00	$148,878,639	$0	$0	$1,328,349	$150,206,989
	60.01 - 65.00	$143,285,671	$0	$0	$139,431	$143,425,101
	65.01 - 70.00	$128,915,380	$0	$50,286	$0	$128,965,665
	70.01 - 75.00	$131,649,009	$323,599	$0	$0	$131,972,607
	75.01 - 80.00	$26,019,050	$0	$0	$0	$26,019,050
	> 80.00	$5,951,149	$0	$0	$0	$5,951,149
Total Saskatchewan		$1,717,695,080	$2,004,558	$1,187,015	$6,317,783	$1,727,204,437

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 12 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	$1,419,429	$0	$0	$0	$1,419,429
	20.01 - 25.00	$803,273	$0	$0	$0	$803,273
	25.01 - 30.00	$1,172,636	$0	$0	$0	$1,172,636
	30.01 - 35.00	$1,204,543	$0	$0	$0	$1,204,543
	35.01 - 40.00	$3,812,884	$218,774	$0	$0	$4,031,658
	40.01 - 45.00	$2,738,918	$0	$0	$0	$2,738,918
	45.01 - 50.00	$1,204,005	$0	$0	$0	$1,204,005
	50.01 - 55.00	$1,490,208	$0	$0	$0	$1,490,208
	55.01 - 60.00	$497,734	$0	$0	$0	$497,734
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$14,343,628	$218,774	$0	$0	$14,562,403

Grand Total		$83,365,661,708	$49,599,716	$20,362,893	$60,687,881	$83,496,312,198

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (%)

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	0.30	0.00	0.00	0.00	0.30
	20.01 - 25.00	0.23	0.00	0.00	0.00	0.23
	25.01 - 30.00	0.31	0.00	0.00	0.00	0.31
	30.01 - 35.00	0.43	0.00	0.00	0.00	0.43
	35.01 - 40.00	0.54	0.00	0.00	0.00	0.54
	40.01 - 45.00	0.68	0.00	0.00	0.00	0.68
	45.01 - 50.00	0.80	0.00	0.00	0.01	0.81
	50.01 - 55.00	0.87	0.00	0.00	0.00	0.87
	55.01 - 60.00	0.96	0.00	0.00	0.00	0.97
	60.01 - 65.00	1.11	0.00	0.00	0.00	1.12
	65.01 - 70.00	1.34	0.00	0.00	0.00	1.35
	70.01 - 75.00	1.55	0.00	0.00	0.00	1.56
	75.01 - 80.00	1.24	0.00	0.00	0.00	1.25
	> 80.00	0.40	0.00	0.00	0.00	0.40
Total Alberta		10.77	0.01	0.01	0.03	10.81

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	1.62	0.00	0.00	0.00	1.63
	20.01 - 25.00	1.12	0.00	0.00	0.00	1.12
	25.01 - 30.00	1.58	0.00	0.00	0.00	1.58
	30.01 - 35.00	1.97	0.00	0.00	0.00	1.98
	35.01 - 40.00	2.36	0.00	0.00	0.00	2.37
	40.01 - 45.00	2.35	0.00	0.00	0.00	2.36
	45.01 - 50.00	2.14	0.00	0.00	0.00	2.14
	50.01 - 55.00	2.11	0.00	0.00	0.00	2.11
	55.01 - 60.00	1.98	0.00	0.00	0.00	1.99
	60.01 - 65.00	2.37	0.00	0.00	0.00	2.38
	65.01 - 70.00	2.16	0.00	0.00	0.00	2.16
	70.01 - 75.00	1.63	0.00	0.00	0.00	1.63
	75.01 - 80.00	0.51	0.00	0.00	0.00	0.51
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total British Columbia		23.97	0.01	0.00	0.01	24.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 13 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.09
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.17	0.00	0.00	0.00	0.17
	45.01 - 50.00	0.20	0.00	0.00	0.00	0.20
	50.01 - 55.00	0.23	0.00	0.00	0.00	0.23
	55.01 - 60.00	0.25	0.00	0.00	0.00	0.25
	60.01 - 65.00	0.30	0.00	0.00	0.00	0.30
	65.01 - 70.00	0.35	0.00	0.00	0.00	0.35
	70.01 - 75.00	0.43	0.00	0.00	0.00	0.43
	75.01 - 80.00	0.11	0.00	0.00	0.00	0.11
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		2.47	0.00	0.00	0.00	2.48

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.09	0.00	0.00	0.00	0.09
	65.01 - 70.00	0.12	0.00	0.00	0.00	0.12
	70.01 - 75.00	0.11	0.00	0.00	0.00	0.11
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total New Brunswick		0.93	0.00	0.00	0.00	0.93

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.10	0.00	0.00	0.00	0.10
	55.01 - 60.00	0.07	0.00	0.00	0.00	0.07
	60.01 - 65.00	0.09	0.00	0.00	0.00	0.09
	65.01 - 70.00	0.09	0.00	0.00	0.00	0.09
	70.01 - 75.00	0.09	0.00	0.00	0.00	0.09
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.87	0.00	0.00	0.00	0.87

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 14 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.00	0.00	0.00	0.00	0.00

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.14	0.00	0.00	0.00	0.14
	45.01 - 50.00	0.16	0.00	0.00	0.00	0.16
	50.01 - 55.00	0.16	0.00	0.00	0.00	0.16
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.21	0.00	0.00	0.00	0.21
	65.01 - 70.00	0.25	0.00	0.00	0.00	0.25
	70.01 - 75.00	0.15	0.00	0.00	0.00	0.15
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Nova Scotia		1.59	0.00	0.00	0.00	1.60

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 15 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	2.47	0.00	0.00	0.00	2.47
	20.01 - 25.00	1.83	0.00	0.00	0.00	1.83
	25.01 - 30.00	2.57	0.00	0.00	0.00	2.57
	30.01 - 35.00	3.29	0.00	0.00	0.00	3.29
	35.01 - 40.00	3.99	0.00	0.00	0.00	3.99
	40.01 - 45.00	4.51	0.01	0.00	0.00	4.52
	45.01 - 50.00	4.54	0.00	0.00	0.00	4.54
	50.01 - 55.00	4.63	0.00	0.00	0.00	4.64
	55.01 - 60.00	5.22	0.00	0.00	0.00	5.23
	60.01 - 65.00	5.55	0.00	0.00	0.00	5.55
	65.01 - 70.00	4.49	0.00	0.00	0.00	4.49
	70.01 - 75.00	3.94	0.00	0.00	0.00	3.94
	75.01 - 80.00	0.57	0.00	0.00	0.00	0.58
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Ontario		47.65	0.03	0.01	0.01	47.69

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	0.35	0.00	0.00	0.00	0.35
	20.01 - 25.00	0.25	0.00	0.00	0.00	0.25
	25.01 - 30.00	0.34	0.00	0.00	0.00	0.34
	30.01 - 35.00	0.44	0.00	0.00	0.00	0.44
	35.01 - 40.00	0.57	0.00	0.00	0.00	0.57
	40.01 - 45.00	0.75	0.00	0.00	0.00	0.75
	45.01 - 50.00	0.94	0.00	0.00	0.00	0.94
	50.01 - 55.00	1.19	0.00	0.00	0.00	1.19
	55.01 - 60.00	1.24	0.00	0.00	0.00	1.24
	60.01 - 65.00	1.48	0.00	0.00	0.00	1.48
	65.01 - 70.00	1.08	0.00	0.00	0.00	1.08
	70.01 - 75.00	0.55	0.00	0.00	0.00	0.55
	75.01 - 80.00	0.14	0.00	0.00	0.00	0.14
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Quebec		9.33	0.00	0.00	0.01	9.34

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 16 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.10	0.00	0.00	0.00	0.10
	30.01 - 35.00	0.13	0.00	0.00	0.00	0.13
	35.01 - 40.00	0.19	0.00	0.00	0.00	0.19
	40.01 - 45.00	0.26	0.00	0.00	0.00	0.26
	45.01 - 50.00	0.27	0.00	0.00	0.00	0.28
	50.01 - 55.00	0.25	0.00	0.00	0.00	0.25
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.17
	65.01 - 70.00	0.15	0.00	0.00	0.00	0.15
	70.01 - 75.00	0.16	0.00	0.00	0.00	0.16
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Saskatchewan		2.06	0.00	0.00	0.01	2.07

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.02	0.00	0.00	0.00	0.02

Grand Total		99.84	0.06	0.02	0.07	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)
Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below
	Score Unavailable	$29,127,880	0.03
	499 and below	$984,836	0.00
	500 - 539	$2,468,592	0.00
	540 - 559	$5,455,600	0.01
	560 - 579	$5,404,452	0.01
	580 - 599	$5,107,036	0.01
	600 - 619	$8,228,646	0.01
	620 - 639	$14,242,918	0.02
	640 - 659	$25,533,751	0.03
	660 - 679	$40,060,751	0.05
	680 - 699	$64,191,301	0.08
	700 - 719	$86,809,302	0.10
	720 - 739	$110,300,678	0.13
	740 - 759	$138,518,348	0.17
	760 - 779	$185,366,544	0.22
	780 - 799	$259,083,299	0.31
	800 and above	$3,218,773,062	3.85
Total		$4,199,656,996	5.03

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00
	Score Unavailable	$15,296,739	0.02
	499 and below	$2,559,807	0.00
	500 - 539	$3,481,025	0.00
	540 - 559	$2,583,290	0.00
	560 - 579	$2,371,886	0.00
	580 - 599	$6,255,172	0.01
	600 - 619	$8,814,549	0.01
	620 - 639	$16,879,384	0.02
	640 - 659	$24,797,036	0.03

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 17 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
	660 - 679	$35,499,416	0.04
	680 - 699	$57,246,323	0.07
	700 - 719	$89,037,050	0.11
	720 - 739	$107,362,041	0.13
	740 - 759	$115,455,299	0.14
	760 - 779	$149,692,907	0.18
	780 - 799	$210,774,944	0.25
	800 and above	$2,189,143,770	2.62
Total		$3,037,250,639	3.64

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00
	Score Unavailable	$21,431,541	0.03
	499 and below	$2,075,534	0.00
	500 - 539	$5,108,816	0.01
	540 - 559	$4,933,867	0.01
	560 - 579	$7,509,718	0.01
	580 - 599	$5,473,046	0.01
	600 - 619	$9,574,094	0.01
	620 - 639	$27,349,535	0.03
	640 - 659	$37,131,469	0.04
	660 - 679	$61,863,422	0.07
	680 - 699	$102,563,616	0.12
	700 - 719	$138,474,141	0.17
	720 - 739	$156,169,260	0.19
	740 - 759	$193,682,312	0.23
	760 - 779	$242,162,825	0.29
	780 - 799	$327,236,330	0.39
	800 and above	$2,918,192,105	3.49
Total		$4,260,931,633	5.10

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00
	Score Unavailable	$23,267,962	0.03
	499 and below	$3,024,746	0.00
	500 - 539	$9,308,515	0.01
	540 - 559	$9,058,689	0.01
	560 - 579	$12,169,986	0.01
	580 - 599	$15,650,095	0.02
	600 - 619	$18,404,328	0.02
	620 - 639	$36,097,650	0.04
	640 - 659	$54,982,583	0.07
	660 - 679	$102,757,749	0.12
	680 - 699	$150,962,491	0.18
	700 - 719	$198,640,812	0.24
	720 - 739	$245,217,126	0.29
	740 - 759	$283,428,075	0.34
	760 - 779	$323,835,043	0.39
	780 - 799	$437,279,972	0.52
	800 and above	$3,548,470,718	4.25
Total		$5,472,556,540	6.55

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00
	Score Unavailable	$27,237,021	0.03
	499 and below	$6,209,962	0.01
	500 - 539	$9,053,415	0.01
	540 - 559	$7,268,733	0.01
	560 - 579	$10,705,355	0.01
	580 - 599	$14,932,002	0.02
	600 - 619	$27,433,110	0.03
	620 - 639	$57,912,813	0.07
	640 - 659	$93,855,236	0.11
	660 - 679	$138,360,894	0.17
	680 - 699	$195,340,337	0.23
	700 - 719	$259,852,362	0.31
	720 - 739	$346,314,115	0.41
	740 - 759	$372,546,683	0.45
	760 - 779	$445,046,422	0.53
	780 - 799	$555,231,859	0.66
	800 and above	$4,162,588,090	4.99
Total		$6,729,888,408	8.06

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 18 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00
	Score Unavailable	$22,733,957	0.03
	499 and below	$6,443,383	0.01
	500 - 539	$15,622,033	0.02
	540 - 559	$13,110,878	0.02
	560 - 579	$17,962,406	0.02
	580 - 599	$24,392,863	0.03
	600 - 619	$43,554,178	0.05
	620 - 639	$77,121,501	0.09
	640 - 659	$117,194,533	0.14
	660 - 679	$193,445,580	0.23
	680 - 699	$245,228,005	0.29
	700 - 719	$330,428,106	0.40
	720 - 739	$401,171,028	0.48
	740 - 759	$469,632,037	0.56
	760 - 779	$526,016,569	0.63
	780 - 799	$671,662,942	0.80
	800 and above	$4,405,825,226	5.28
Total		$7,581,545,223	9.08

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00
	Score Unavailable	$20,472,677	0.02
	499 and below	$9,947,790	0.01
	500 - 539	$16,353,643	0.02
	540 - 559	$12,035,164	0.01
	560 - 579	$22,717,323	0.03
	580 - 599	$31,990,952	0.04
	600 - 619	$45,696,287	0.05
	620 - 639	$77,447,878	0.09
	640 - 659	$122,492,951	0.15
	660 - 679	$190,149,066	0.23
	680 - 699	$293,134,140	0.35
	700 - 719	$359,432,892	0.43
	720 - 739	$465,713,354	0.56
	740 - 759	$515,817,659	0.62
	760 - 779	$594,780,613	0.71
	780 - 799	$714,133,886	0.86
	800 and above	$4,272,548,349	5.12
Total		$7,764,864,624	9.30

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00
	Score Unavailable	$26,848,794	0.03
	499 and below	$7,278,255	0.01
	500 - 539	$14,021,204	0.02
	540 - 559	$12,587,030	0.02
	560 - 579	$18,686,285	0.02
	580 - 599	$28,141,126	0.03
	600 - 619	$48,489,942	0.06
	620 - 639	$94,374,936	0.11
	640 - 659	$146,058,277	0.17
	660 - 679	$242,986,499	0.29
	680 - 699	$315,692,991	0.38
	700 - 719	$446,044,247	0.53
	720 - 739	$498,365,790	0.60
	740 - 759	$569,272,786	0.68
	760 - 779	$691,519,981	0.83
	780 - 799	$776,461,163	0.93
	800 and above	$4,126,599,785	4.94
Total		$8,063,429,090	9.66

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 19 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00
	Score Unavailable	$31,144,596	0.04
	499 and below	$8,524,311	0.01
	500 - 539	$13,208,686	0.02
	540 - 559	$12,448,623	0.01
	560 - 579	$19,373,678	0.02
	580 - 599	$26,556,215	0.03
	600 - 619	$43,831,017	0.05
	620 - 639	$95,758,135	0.11
	640 - 659	$160,476,682	0.19
	660 - 679	$249,815,257	0.30
	680 - 699	$353,536,547	0.42
	700 - 719	$489,021,018	0.59
	720 - 739	$577,076,974	0.69
	740 - 759	$648,819,463	0.78
	760 - 779	$760,116,657	0.91
	780 - 799	$877,175,233	1.05
	800 and above	$4,165,751,131	4.99
Total		$8,532,634,222	10.22

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00
	Score Unavailable	$35,931,346	0.04
	499 and below	$7,358,312	0.01
	500 - 539	$11,147,620	0.01
	540 - 559	$13,637,121	0.02
	560 - 579	$19,557,051	0.02
	580 - 599	$29,465,146	0.04
	600 - 619	$52,570,869	0.06
	620 - 639	$131,514,609	0.16
	640 - 659	$194,769,552	0.23
	660 - 679	$342,604,880	0.41
	680 - 699	$464,099,267	0.56
	700 - 719	$563,526,332	0.67
	720 - 739	$619,308,337	0.74
	740 - 759	$754,708,832	0.90
	760 - 779	$818,695,129	0.98
	780 - 799	$968,995,796	1.16
	800 and above	$4,508,442,406	5.40
Total		$9,536,332,604	11.42

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00
	Score Unavailable	$36,823,409	0.04
	499 and below	$4,803,970	0.01
	500 - 539	$10,513,557	0.01
	540 - 559	$11,018,513	0.01
	560 - 579	$16,837,069	0.02
	580 - 599	$33,978,757	0.04
	600 - 619	$46,237,701	0.06
	620 - 639	$112,184,637	0.13
	640 - 659	$198,308,445	0.24
	660 - 679	$287,368,181	0.34
	680 - 699	$401,741,020	0.48
	700 - 719	$498,573,783	0.60
	720 - 739	$581,267,358	0.70
	740 - 759	$685,843,486	0.82
	760 - 779	$706,332,160	0.85
	780 - 799	$833,573,286	1.00
	800 and above	$3,944,665,295	4.72
Total		$8,410,070,627	10.07

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 20 of 22

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/31/2020
Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00
	Score Unavailable	$32,544,454	0.04
	499 and below	$6,598,293	0.01
	500 - 539	$16,514,493	0.02
	540 - 559	$12,270,956	0.01
	560 - 579	$14,825,921	0.02
	580 - 599	$31,194,663	0.04
	600 - 619	$48,781,480	0.06
	620 - 639	$105,777,483	0.13
	640 - 659	$186,899,467	0.22
	660 - 679	$263,777,265	0.32
	680 - 699	$377,825,209	0.45
	700 - 719	$443,681,989	0.53
	720 - 739	$518,412,258	0.62
	740 - 759	$553,701,487	0.66
	760 - 779	$635,231,391	0.76
	780 - 799	$765,031,785	0.92
	800 and above	$3,192,680,140	3.82
Total		$7,205,748,734	8.63

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00
	Score Unavailable	$843,584	0.00
	499 and below	$2,617,029	0.00
	500 - 539	$6,927,796	0.01
	540 - 559	$5,497,644	0.01
	560 - 579	$10,056,641	0.01
	580 - 599	$10,270,069	0.01
	600 - 619	$18,387,478	0.02
	620 - 639	$38,575,504	0.05
	640 - 659	$69,477,635	0.08
	660 - 679	$103,366,370	0.12
	680 - 699	$135,850,926	0.16
	700 - 719	$170,589,794	0.20
	720 - 739	$177,160,025	0.21
	740 - 759	$180,743,704	0.22
	760 - 779	$209,481,524	0.25
	780 - 799	$198,477,976	0.24
	800 and above	$900,426,902	1.08
Total		$2,238,750,599	2.68

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00
	Score Unavailable	$326,273	0.00
	499 and below	$1,579,641	0.00
	500 - 539	$2,190,917	0.00
	540 - 559	$1,376,788	0.00
	560 - 579	$2,809,410	0.00
	580 - 599	$2,104,253	0.00
	600 - 619	$5,389,236	0.01
	620 - 639	$11,132,061	0.01
	640 - 659	$12,776,292	0.02
	660 - 679	$20,500,083	0.02
	680 - 699	$31,884,872	0.04
	700 - 719	$43,556,791	0.05
	720 - 739	$42,682,511	0.05
	740 - 759	$45,969,793	0.06
	760 - 779	$41,586,863	0.05
	780 - 799	$38,200,206	0.05
	800 and above	$158,586,267	0.19
Total		$462,652,257	0.55

Grand Total		$83,496,312,198	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 21 of 22

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology

The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceIndex.ca

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitanareas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuationto the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index

The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2020	Page 22 of 22